Property and Equipment - Schedule of property and equipment (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 224,998	$ 286,515
Less: accumulated depreciation		(144,982)	(171,825)
Total property and equipment, net	$ 73,876	80,016	114,690
Software
Property, Plant and Equipment [Line Items]
Total property and equipment		106,250	126,796
Computer hardware and other equipment
Property, Plant and Equipment [Line Items]
Total property and equipment		69,428	76,558
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Total property and equipment		32,584	54,293
Furniture, fixtures, and other
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 16,736	$ 28,868